Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Deposits [Abstract]
Restricted Deposits

Restricted deposits as of December 31, 2016 and 2017 are as follows:

			2016	2017
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	91	53
	Deposits for government project		16,457	15,365
	Collateral provided for borrowings		80,327	79,569
	Collateral provided for lawsuit		241	2
	Deposits for transmission regional support program		2,137	2,320
Short-term financial instruments	Bidding guarantees		118	119
	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises		33,000	34,000
Other current receivables	Deposit for lawsuit		16,000	—
Financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		—	108,512
Non-current available-for-sale financial asset	Decommissioning costs of nuclear power plants		437,015	214,156
Long-term financial instruments	Guarantee deposits for checking account		2	2
	Guarantee deposits for banking accounts at oversea branches		342	302
	Decommissioning costs of nuclear power plants		214,121	337,234
	Funds for developing small and medium enterprises(*)		200,000	200,000

		￦	999,851	991,634

(*1)	Deposits for small and medium enterprise at IBK and others for construction of Bitgaram Energy Valley and support for the high potential businesses as of December 31, 2017 and 2016.